Intangible Assets (Schedule of Core Deposit Intangible Assets) (Detail) - Core Deposits - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,469	$ 2,469
Accumulated amortization	424	142
Net book value	$ 2,045	$ 2,327